Statements of cashflows_Liability Adjustments from Financing Activities (Details) - KRW (₩)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance		₩ 44,938,848,000,000	₩ 42,654,357,000,000
Beginning balance		45,315,878,000,000
Changes in liabilities arising from financing activities [Abstract]
Cash flow		4,722,652,000,000	1,869,452,000,000
Not involving cash inflows and outflows
Foreign Exchange		(130,993,000,000)	428,417,000,000
Variation of gains on valuation of hedged items		85,984,000,000	(25,498,000,000)
Business Combination		5,552,000,000
Others		276,947,000,000	12,120,000,000
Ending balance		50,276,020,000,000	44,938,848,000,000
Borrowings
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance		16,202,986,000,000	14,784,706,000,000
Beginning balance		16,202,986,000,000
Changes in liabilities arising from financing activities [Abstract]
Cash flow		3,081,757,000,000	1,257,121,000,000
Not involving cash inflows and outflows
Foreign Exchange		(285,607,000,000)	161,078,000,000
Variation of gains on valuation of hedged items		0	0
Business Combination		0
Others		(216,000,000)	81,000,000
Ending balance		18,998,920,000,000	16,202,986,000,000
Debentures
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance		28,735,862,000,000	27,869,651,000,000
Beginning balance		28,735,862,000,000
Changes in liabilities arising from financing activities [Abstract]
Cash flow		1,858,762,000,000	612,331,000,000
Not involving cash inflows and outflows
Foreign Exchange		155,433,000,000	267,339,000,000
Variation of gains on valuation of hedged items		85,984,000,000	(25,498,000,000)
Business Combination		0
Others		22,014,000,000	12,039,000,000
Ending balance		30,858,055,000,000	₩ 28,735,862,000,000
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance	[1]	377,030,000,000
Changes in liabilities arising from financing activities [Abstract]
Cash flow		(217,867,000,000)
Not involving cash inflows and outflows
Foreign Exchange		(819,000,000)
Variation of gains on valuation of hedged items		0
Business Combination		5,552,000,000
Others		255,149,000,000
Ending balance		₩ 419,045,000,000

[1]	The amount of lease liability at the beginning of the current in applying IFRS 16 is reflected.